CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Assets:
Cash and due from banks	¥ 1,496,885	¥ 1,404,008
Interest-bearing deposits in other banks	42,484,121	44,268,731
Call loans and funds sold	1,036,493	763,453
Receivables under resale agreements	13,660,282	12,997,424
Receivables under securities borrowing transactions	3,061,204	2,578,134
Trading account assets	24,950,040	21,018,230
Investments (Note 3):
Available-for-sale securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,132,602 million at March 31, 2019 and ¥1,297,077 million at September 30, 2019)	17,690,583	18,133,916
Held-to-maturity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥476,146 million at March 31, 2019 and ¥420,401 million at September 30, 2019)	1,064,376	1,604,104
Equity securities	3,761,213	4,034,609
Other investments	408,235	389,740
Loans (Notes 4 and 5)	83,856,191	82,799,943
Allowance for loan losses	(291,422)	(307,201)
Loans, net of allowance	83,564,769	82,492,742
Premises and equipment—net	1,854,130	1,900,952
Due from customers on acceptances	207,389	187,137
Accrued income	312,657	342,845
Goodwill	95,143	95,151
Intangible assets	69,628	74,240
Deferred tax assets	47,260	49,775
Other assets (Note 6)	6,008,055	5,276,004
Total assets	201,772,463	197,611,195
Liabilities and equity:
Noninterest-bearing deposits	25,314,631	23,844,639
Interest-bearing deposits	84,703,684	84,019,038
Noninterest-bearing deposits	2,175,769	1,793,803
Interest-bearing deposits	27,598,940	28,639,436
Due to trust accounts	319,966	312,347
Call money and funds purchased	2,139,925	2,841,932
Payables under repurchase agreements (Note 19)	17,339,783	14,640,369
Payables under securities lending transactions	1,857,118	1,797,737
Other short-term borrowings	1,607,881	1,994,826
Trading account liabilities	11,973,917	10,120,968
Bank acceptances outstanding	207,389	187,137
Income taxes payable	69,454	58,688
Deferred tax liabilities	100,235	108,120
Accrued expenses	266,198	288,556
Long-term debt (including liabilities accounted for at fair value of ¥2,433,294 million at March 31, 2019 and ¥2,662,041 million at September 30, 2019) (Note 17)	10,427,340	11,529,400
All other liabilities	6,183,660	5,932,706
Total	192,285,890	188,109,702
Commitments and contingencies (Note 14)
MHFG shareholders' equity:
Common stock (Note 7)-no par value, authorized 48,000,000,000 shares at March 31, 2019 and September 30, 2019, and issued 25,392,498,945 shares at March 31, 2019 and September 30, 2019	5,827,955	5,829,657
Retained earnings	2,858,773	2,740,545
Accumulated other comprehensive income, net of tax (Note 8)	106,715	164,021
Less: Treasury stock, at cost-Common stock 33,962,404 shares at March 31, 2019, and 34,477,267 shares at September 30, 2019	(6,810)	(7,704)
Total MHFG shareholders' equity	8,786,633	8,726,519
Noncontrolling interests	699,940	774,974
Total equity	9,486,573	9,501,493
Total liabilities and equity	201,772,463	197,611,195
Consolidated VIEs
Assets:
Cash and due from banks	28,183	29,972
Interest-bearing deposits in other banks	20,045	31,676
Call loans and funds sold	371,404	115,199
Trading account assets	2,368,739	2,456,198
Investments (Note 3):
Investments	56,723	52,493
Loans, net of allowance	2,424,202	2,359,669
Other assets (Note 6)	669,846	1,003,133
Total assets	5,939,142	6,048,340
Liabilities and equity:
Payables under securities lending transactions	95,206	108,038
Other short-term borrowings	32,759	23,495
Trading account liabilities	22,440
Long-term debt (including liabilities accounted for at fair value of ¥2,433,294 million at March 31, 2019 and ¥2,662,041 million at September 30, 2019) (Note 17)	332,685	344,526
All other liabilities	1,118,917	1,523,791
Total	¥ 1,602,007	¥ 1,999,850